Earnings per share	12 Months Ended
Dec. 31, 2015
Earnings per share
Earnings per share

Note 20—Earnings per share

        Basic earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year. Diluted earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year, assuming that all potentially dilutive securities were exercised, if dilutive. Potentially dilutive securities comprise outstanding written call options and outstanding options and shares granted subject to certain conditions under the Company's share-based payment arrangements. In 2015, 2014 and 2013, outstanding securities representing a maximum of 78 million, 59 million and 47 million shares, respectively, were excluded from the calculation of diluted earnings per share as their inclusion would have been anti-dilutive.

Basic earnings per share:

($ in millions, except per share data in $)	2015	2014	2013
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	1,930	2,570	2,824
Income (loss) from discontinued operations, net of tax	3	24	(37)

Net income	1,933	2,594	2,787

Weighted-average number of shares outstanding (in millions)	2,226	2,288	2,297
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	0.87	1.12	1.23
Income (loss) from discontinued operations, net of tax	—	0.01	(0.02)

Net income	0.87	1.13	1.21

Diluted earnings per share:

($ in millions, except per share data in $)	2015	2014	2013
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	1,930	2,570	2,824
Income (loss) from discontinued operations, net of tax	3	24	(37)

Net income	1,933	2,594	2,787

Weighted-average number of shares outstanding (in millions)	2,226	2,288	2,297
Effect of dilutive securities:
Call options and shares	4	7	8

Adjusted weighted-average number of shares outstanding (in millions)	2,230	2,295	2,305

Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	0.87	1.12	1.23
Income (loss) from discontinued operations, net of tax	—	0.01	(0.02)

Net income	0.87	1.13	1.21